DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Communications - 12.3%
Alphabet, Inc. - Class A (a)	8,290	$ 20,242,439
Alphabet, Inc. - Class C (a)	7,036	17,634,467
DISH Network Corporation - Class A (a)	380,358	15,898,964
Facebook, Inc. - Class A (a)	41,118	14,297,140
T-Mobile US, Inc. (a)	129,701	18,784,596
Walt Disney Company (The) (a)	75,789	13,321,433
		100,179,039
Consumer Discretionary - 13.2%
Amazon.com, Inc. (a)	7,598	26,138,336
CarMax, Inc. (a)	151,983	19,628,604
Home Depot, Inc. (The)	35,678	11,377,357
MercadoLibre, Inc. (a)	7,743	12,061,968
NIKE, Inc. - Class B	102,450	15,827,501
TJX Companies, Inc. (The)	330,596	22,288,782
		107,322,548
Consumer Staples - 1.4%
Constellation Brands, Inc. - Class A	49,590	11,598,605

Energy - 1.5%
Pioneer Natural Resources Company	73,864	12,004,377

Financials - 15.0%
Aon plc - Class A	74,895	17,881,930
Berkshire Hathaway, Inc. - Class B (a)	68,270	18,973,598
Brookfield Asset Management Reinsurance Partners Ltd. - Class A (a)	4,223	219,705
Brookfield Asset Management, Inc. - Class A	612,403	31,220,305
Charles Schwab Corporation (The)	230,874	16,809,936
JPMorgan Chase & Company	104,842	16,307,125
Markel Corporation (a)	16,857	20,004,371
		121,416,970
Health Care - 11.2%
Abbott Laboratories	105,732	12,257,511
Danaher Corporation	101,875	27,339,175
Illumina, Inc. (a)	22,916	10,844,080
Johnson & Johnson	100,855	16,614,853
Medtronic plc	92,610	11,495,679

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Health Care - 11.2% (Continued)
UnitedHealth Group, Inc.	30,261	$ 12,117,715
		90,669,013
Industrials - 3.6%
Honeywell International, Inc.	67,995	14,914,703
Union Pacific Corporation	65,908	14,495,147
		29,409,850
Materials - 8.2%
Air Products & Chemicals, Inc.	66,360	19,090,445
Ball Corporation	115,660	9,370,773
Martin Marietta Materials, Inc.	45,798	16,112,194
Sherwin-Williams Company (The)	79,842	21,752,953
		66,326,365
Real Estate - 3.2%
American Tower Corporation	96,990	26,200,879

Technology - 29.1%
Accenture plc - Class A	80,315	23,676,059
Adobe, Inc. (a)	50,572	29,616,986
Advanced Micro Devices, Inc. (a)	98,525	9,254,453
Apple, Inc.	174,470	23,895,411
Broadcom, Inc.	28,113	13,405,403
FleetCor Technologies, Inc. (a)	56,200	14,390,572
Mastercard, Inc. - Class A	61,147	22,324,158
Microsoft Corporation	125,765	34,069,739
Moody's Corporation	37,574	13,615,690
ServiceNow, Inc. (a)	23,684	13,015,542
Sony Group Corporation - ADR	157,462	15,308,456
Visa, Inc. - Class A	99,286	23,215,053
		235,787,522

Total Common Stocks (Cost $424,588,885)		$ 800,915,168

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.3%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.01% (b) (Cost $10,968,300)	10,968,300	$ 10,968,300

Total Investments at Value - 100.0% (Cost $435,557,185)		$ 811,883,468

Liabilities in Excess of Other Assets - (0.0%) (c)		(219,212)

Net Assets - 100.0%		$ 811,664,256

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2021.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communications - 4.8%
Alphabet, Inc. - Class A (a)	6,724	$ 16,418,596
Comcast Corporation - Class A	419,594	23,925,250
		40,343,846
Consumer Discretionary - 5.5%
Cannae Holdings, Inc. (a)	489,230	16,589,789
Lowe's Companies, Inc.	64,286	12,469,555
McDonald's Corporation	75,353	17,405,790
		46,465,134
Consumer Staples - 12.9%
Anheuser-Busch InBev S.A./N.V. - ADR	314,813	22,669,684
Bunge Ltd.	279,019	21,805,335
Coca-Cola Company (The)	227,120	12,289,463
Diageo plc - ADR	89,607	17,176,766
Philip Morris International, Inc.	195,455	19,371,545
Walgreen Boots Alliance, Inc.	303,244	15,953,667
		109,266,460
Energy - 7.4%
BP plc - ADR	766,939	20,262,529
Cabot Oil & Gas Corporation	762,929	13,320,740
Chevron Corporation	121,084	12,682,338
Enbridge, Inc.	414,682	16,603,867
		62,869,474
Financials - 21.1%
Berkshire Hathaway, Inc. - Class B (a)	82,663	22,973,701
Brookfield Asset Management Reinsurance Partners Ltd. - Class A (a)	4,772	248,217
Brookfield Asset Management, Inc. - Class A	691,878	35,271,940
Capital One Financial Corporation	123,371	19,084,260
Fairfax Financial Holdings Ltd.	42,763	18,726,345
Fidelity National Financial, Inc.	552,588	24,015,475
JPMorgan Chase & Company	133,326	20,737,526
Markel Corporation (a)	17,063	20,248,833
Truist Financial Corporation	303,800	16,860,900
		178,167,197
Health Care - 7.3%
Bristol-Myers Squibb Company	235,849	15,759,430
Johnson & Johnson	155,633	25,638,980
Medtronic plc	164,167	20,378,050
		61,776,460

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 16.8%
3M Company	109,379	$ 21,725,951
Deere & Company	37,216	13,126,455
L3Harris Technologies, Inc.	73,883	15,969,811
Norfolk Southern Corporation	70,618	18,742,723
TE Connectivity Ltd.	145,015	19,607,478
United Parcel Service, Inc. - Class B	124,506	25,893,513
Watsco, Inc.	93,891	26,912,916
		141,978,847
Materials - 1.6%
Newmont Corporation	210,118	13,317,279

Real Estate - 9.5%
Crown Castle International Corporation	92,736	18,092,794
Digital Realty Trust, Inc.	104,438	15,713,741
Gaming and Leisure Properties, Inc.	380,337	17,621,013
Lamar Advertising Company - Class A	192,816	20,133,847
SL Green Realty Corporation	114,410	9,152,800
		80,714,195
Technology - 7.3%
Microsoft Corporation	82,296	22,293,986
QUALCOMM, Inc.	124,508	17,795,929
Sony Group Corporation - ADR	219,286	21,318,985
		61,408,900
Utilities - 3.3%
Dominion Energy, Inc.	225,731	16,607,030
NextEra Energy, Inc.	152,862	11,201,727
		27,808,757

Total Common Stocks (Cost $593,472,513)		$ 824,116,549

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.5%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.01% (b) (Cost $21,493,536)	21,493,536	$ 21,493,536

Total Investments at Value - 100.0% (Cost $614,966,049)		$ 845,610,085

Liabilities in Excess of Other Assets - (0.0%) (c)		(135,852)

Net Assets - 100.0%		$ 845,474,233

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2021.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communications - 10.7%
DISH Network Corporation - Class A (a)	1,175,074	$ 49,118,093
Take-Two Interactive Software, Inc. (a)	154,890	27,418,628
		76,536,721
Consumer Discretionary - 26.6%
Builders FirstSource, Inc. (a)	328,149	13,998,836
Cannae Holdings, Inc. (a)	665,655	22,572,361
CarMax, Inc. (a)	208,440	26,920,026
DraftKings, Inc. - Class A (a)	260,493	13,589,920
Etsy, Inc. (a)	149,964	30,868,590
Hilton Worldwide Holdings, Inc. (a)	121,356	14,637,960
Live Nation Entertainment, Inc. (a)	162,815	14,260,966
MercadoLibre, Inc. (a)	13,480	20,999,009
O'Reilly Automotive, Inc. (a)	55,633	31,499,961
		189,347,629
Financials - 17.1%
Brookfield Asset Management Reinsurance Partners Ltd. - Class A (a)	5,665	294,714
Brookfield Asset Management, Inc. - Class A	821,483	41,879,203
Fairfax Financial Holdings Ltd.	53,128	23,265,283
Fidelity National Financial, Inc.	516,896	22,464,300
Markel Corporation (a)	28,946	34,350,508
		122,254,008
Health Care - 3.3%
Align Technology, Inc. (a)	37,991	23,212,501

Industrials - 13.5%
Colfax Corporation (a)	523,949	24,002,104
Evoqua Water Technologies Corporation (a)	895,439	30,247,929
Watsco, Inc.	72,716	20,843,314
Xylem, Inc.	176,563	21,180,498
		96,273,845
Materials - 8.8%
Ball Corporation	170,614	13,823,146
Martin Marietta Materials, Inc.	71,088	25,009,469
Sherwin-Williams Company (The)	88,234	24,039,354
		62,871,969
Real Estate - 7.8%
American Tower Corporation	141,882	38,328,004
Lamar Advertising Company - Class A	167,029	17,441,168
		55,769,172

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Technology - 9.5%
Autodesk, Inc. (a)	81,259	$ 23,719,502
Black Knight, Inc. (a)	276,519	21,562,952
Intuit, Inc.	46,107	22,600,268
		67,882,722

Total Common Stocks (Cost $437,876,896)		$ 694,148,567

MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.01% (b) (Cost $19,621,092)	19,621,092	$ 19,621,092

Total Investments at Value - 100.0% (Cost $457,497,988)		$ 713,769,659

Liabilities in Excess of Other Assets - (0.0%) (c)		(213,780)

Net Assets - 100.0%		$ 713,555,879

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2021.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Communications - 10.5%
Liberty Latin America Ltd. - Class C (a)	1,561,576	$ 22,018,222
Shenandoah Telecommunications Company	310,923	15,082,875
Switch, Inc. - Class A	803,796	16,968,133
		54,069,230
Consumer Discretionary - 18.1%
Builders FirstSource, Inc. (a)	516,598	22,038,071
Cannae Holdings, Inc. (a)	670,613	22,740,487
Cedar Fair, L.P. (a)	82,480	3,697,578
Hanesbrands, Inc.	951,701	17,768,258
Monarch Casino & Resort, Inc. (a)	275,355	18,220,240
OneSpaWorld Holdings Ltd. (a)	899,026	8,711,562
		93,176,196
Consumer Staples - 8.5%
Bunge Ltd.	110,000	8,596,500
J & J Snack Foods Corporation	72,538	12,651,353
Seaboard Corporation	3,654	14,136,339
Village Farms International, Inc. (a)	800,000	8,560,000
		43,944,192
Energy - 0.9%
Aemetis, Inc. (a)	400,000	4,468,000

Financials - 22.0%
BRP Group, Inc. - Class A (a)	656,290	17,490,128
Diamond Hill Investment Group, Inc.	76,614	12,818,288
Foley Trasimene Acquisition Corporation - Class A(a)	2,300,000	22,471,000
Kinsale Capital Group, Inc.	69,380	11,431,743
Live Oak Bancshares, Inc.	199,275	11,757,225
Stewart Information Services Corporation	369,184	20,929,041
TowneBank	327,479	9,961,911
WM Technology, Inc. (a)	360,000	6,429,600
		113,288,936
Health Care - 1.6%
Perrigo Company plc	175,000	8,023,750

Industrials - 14.3%
Casella Waste Systems, Inc. - Class A (a)	159,012	10,086,131
Chart Industries, Inc. (a)	101,476	14,847,968
Colfax Corporation (a)	386,992	17,728,104

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Industrials - 14.3% (Continued)
Evoqua Water Technologies Corporation (a)	927,579	$ 31,333,619
		73,995,822
Materials - 5.2%
MAG Silver Corporation (a)	279,502	5,847,182
NewMarket Corporation	64,680	20,825,666
		26,672,848
Real Estate - 9.5%
FRP Holdings, Inc. (a)	118,860	6,618,125
Janus International Group, Inc. (a)	1,592,081	22,496,105
Lamar Advertising Company - Class A	142,359	14,865,127
Radius Global Infrastructure, Inc. - Class A (a)	334,257	4,846,726
		48,826,083
Technology - 2.2%
Verra Mobility Corporation (a)	749,260	11,516,126

Total Common Stocks (Cost $378,958,219)		$ 477,981,183

WARRANTS - 0.2%	Shares	Value
Foley Trasimene Acquisition Corporation (a) (Cost $982,978)	483,333	$ 1,005,333

MONEY MARKET FUNDS - 6.6%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.01% (b) (Cost $34,195,091)	34,195,091	$ 34,195,091

Total Investments at Value - 99.6% (Cost $414,136,288)		$ 513,181,607

Other Assets in Excess of Liabilities - 0.4%		2,249,922

Net Assets - 100.0%		$ 515,431,529

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2021.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS - 64.4%	Shares	Value
Communications - 2.6%
Alphabet, Inc. - Class A (a)	925	$ 2,258,656
Comcast Corporation - Class A	54,420	3,103,028
		5,361,684
Consumer Discretionary - 5.0%
Cannae Holdings, Inc. (a)	117,411	3,981,407
Hanesbrands, Inc.	112,905	2,107,936
Lowe's Companies, Inc.	8,846	1,715,859
McDonald's Corporation	10,246	2,366,724
		10,171,926
Consumer Staples - 7.9%
Anheuser-Busch InBev S.A./N.V. - ADR	42,376	3,051,496
Bunge Ltd.	39,012	3,048,788
Coca-Cola Company (The)	31,604	1,710,092
Diageo plc - ADR	12,545	2,404,751
Ingredion, Inc.	13,155	1,190,527
Philip Morris International, Inc.	27,471	2,722,651
Walgreen Boots Alliance, Inc.	41,726	2,195,205
		16,323,510
Energy - 5.3%
BP plc - ADR	106,338	2,809,450
Cabot Oil & Gas Corporation	104,748	1,828,900
Chevron Corporation	16,932	1,773,458
Enbridge, Inc.	57,275	2,293,291
Enterprise Products Partners, L.P.	87,000	2,099,310
		10,804,409
Financials - 14.3%
Berkshire Hathaway, Inc. - Class B (a)	11,473	3,188,576
Brookfield Asset Management Reinsurance Partners Ltd. - Class A (a)	671	34,881
Brookfield Asset Management, Inc. - Class A	97,228	4,956,684
Capital One Financial Corporation	16,976	2,626,017
Diamond Hill Investment Group, Inc.	11,715	1,960,037
Fairfax Financial Holdings Ltd.	5,756	2,520,610
Fidelity National Financial, Inc.	77,691	3,376,451
JPMorgan Chase & Company	18,345	2,853,381
Markel Corporation (a)	2,366	2,807,756
Stewart Information Services Corporation	50,417	2,858,140
Truist Financial Corporation	41,862	2,323,341
		29,505,874

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 64.4% (Continued)	Shares	Value
Health Care - 4.1%
Bristol-Myers Squibb Company	32,006	$ 2,138,641
Johnson & Johnson	21,433	3,530,872
Medtronic plc	22,304	2,768,596
		8,438,109
Industrials - 9.5%
3M Company	15,092	2,997,724
Deere & Company	5,099	1,798,468
L3Harris Technologies, Inc.	10,096	2,182,251
Norfolk Southern Corporation	9,678	2,568,638
TE Connectivity Ltd.	19,630	2,654,172
United Parcel Service, Inc. - Class B	17,565	3,652,993
Watsco, Inc.	13,056	3,742,372
		19,596,618
Materials - 0.9%
Newmont Corporation	28,611	1,813,365

Real Estate - 6.3%
Crown Castle International Corporation	12,840	2,505,084
Digital Realty Trust, Inc.	13,709	2,062,656
Gaming and Leisure Properties, Inc.	53,117	2,460,911
Lamar Advertising Company - Class A	26,732	2,791,355
SL Green Realty Corporation	39,952	3,196,160
		13,016,166
Technology - 4.1%
Microsoft Corporation	11,293	3,059,274
QUALCOMM, Inc.	17,205	2,459,110
Sony Group Corporation - ADR	30,174	2,933,516
		8,451,900
Utilities - 4.4%
Brookfield Infrastructure Partners, L.P.	41,245	2,291,160
Brookfield Renewable Partners, L.P.	76,999	2,969,851
Dominion Energy, Inc.	30,720	2,260,070
NextEra Energy, Inc.	20,584	1,508,396
		9,029,477

Total Common Stocks (Cost $100,573,033)		$ 132,513,038

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 0.4%	Shares	Value
Utilities Select Sector SPDR Fund (The)	13,027	$ 823,697
(Cost $656,257)

FIXED RATE CORPORATE BONDS - 23.4%	Par Value	Value
Communications - 3.9%
AT&T, Inc., 0.90%, due 03/25/2024	$ 2,655,000	$ 2,660,840
Comcast Corporation, 3.15%, due 02/15/2028	2,500,000	2,745,881
Walt Disney Company (The), 3.35%, due 03/24/2025	2,505,000	2,724,419
		8,131,140
Consumer Discretionary - 3.0%
Amazon.com, Inc., 1.00%, due 05/12/2026	3,250,000	3,251,868
General Motors Financial Company, Inc, 1.50%, due 06/10/2026	2,850,000	2,836,561
		6,088,429
Consumer Staples - 1.3%
J.M. Smucker Company (The), 3.50%, due 10/15/2021	1,500,000	1,514,623
PepsiCo, Inc., 2.75%, due 03/05/2022	1,200,000	1,220,339
		2,734,962
Energy - 4.1%
Boardwalk Pipelines, L.P., 4.45%, due 07/15/2027	2,000,000	2,265,740
Halliburton Company, 3.80%, due 11/15/2025	2,325,000	2,570,776
MPLX, L.P., 4.13%, due 03/01/2027	3,250,000	3,633,248
		8,469,764
Financials - 1.8%
BlackRock, Inc., 3.50%, due 03/18/2024	1,150,000	1,242,414
Citigroup, Inc., 3.30%, due 04/27/2025	2,250,000	2,447,231
		3,689,645
Health Care - 2.4%
Amgen, Inc., 2.20%, due 02/21/2027	2,000,000	2,077,963
CVS Health Corporation, 3.00%, due 08/15/2026	2,600,000	2,800,510
		4,878,473
Industrials - 2.7%
General Dynamics Corporation, 3.38%, due 05/15/2023	3,250,000	3,427,312
John Deere Capital Corporation, 2.60%, due 03/07/2024	2,000,000	2,108,439
		5,535,751

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 23.4% (Continued)	Par Value	Value
Materials - 1.1%
Sherwin-Williams Company (The), 3.45%, due 06/01/2027	$ 2,000,000	$ 2,207,536

Technology - 3.1%
Fiserv, Inc., 3.20%, due 07/01/2026	2,225,000	2,408,886
Oracle Corporation, 3.63%, due 07/15/2023	1,500,000	1,593,510
PayPal Holdings, Inc., 2.40%, due 10/01/2024	2,250,000	2,369,865
		6,372,261

Total Fixed Rate Corporate Bonds (Cost $46,165,977)		$ 48,107,961

VARIABLE RATE CORPORATE BONDS (b) - 1.7%	Par Value	Value
Energy - 1.7%
BP Capital Markets plc, 0.785% (3MO LIBOR + 65), due 09/19/2022	$ 1,750,000	$ 1,757,742
ConocoPhillips Company, 1.056% (3MO LIBOR + 90), due 05/15/2022	1,750,000	1,762,294
Total Variable Rate Corporate Bonds (Cost $3,512,881)		$ 3,520,036

U.S. TREASURY OBLIGATIONS - 7.3%	Par Value	Value
U.S. Treasury Notes - 7.3%
0.25%, due 06/15/2024	$ 4,500,000	$ 4,472,930
2.75%, due 06/30/2025	4,810,000	5,203,443
2.875%, due 08/15/2028	4,785,000	5,324,995
Total U.S. Treasury Obligations (Cost $14,070,558)		$ 15,001,368

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.3%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.01% (c) (Cost $10,870,801)	10,870,801	$ 10,870,801

Total Investments at Value - 102.5% (Cost $175,849,507)		$ 210,836,901

Liabilities in Excess of Other Assets - (2.5%)		(5,127,608)

Net Assets - 100.0%		$ 205,709,293

ADR	- American Depositary Receipt.
LIBOR	- London Interbank Offered Rate.

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2021. The reference rate and spread (in basis points) are indicated parenthetically.
(c)	The rate shown is the 7-day effective yield as of June 30, 2021.